UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

High Current Income from a Portfolio of Investment-Grade Preferred Securities

Semi-Annual Report

June 30, 2010

Nuveen Quality Preferred Income Fund

JTP

Nuveen Quality Preferred Income Fund 2

JPS

Nuveen Quality Preferred Income Fund 3

JHP

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp's FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman's
Letter to Shareholders

Dear Shareholder,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion to deal with the recent financial and economic crisis is injecting uncertainty into global financial markets. The implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment. Please consult the Nuveen website for the most recent information on your Nuveen Fund at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 17, 2010

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Quality Preferred Income Fund (JTP)
Nuveen Quality Preferred Income Fund 2 (JPS)
Nuveen Quality Preferred Income Fund 3 (JHP)

The Nuveen Quality Preferred Income Funds are sub-advised by a team of specialists at Spectrum Asset Management, a wholly-owned subsidiary of Principal Global Investors, LLC.. Mark Lieb and Phil Jacoby, who have more than 40 years of combined experience in the preferred securities markets, lead the team. Here Mark and Phil talk about their management strategy and the performance of each Fund for the six-month period ended June 30, 2010.

What was your management strategy during the period?

The investment objective of each Fund is to earn high current income consistent with capital preservation. Each Fund's secondary objective is to enhance portfolio value. Under normal market conditions, the Funds seek to invest at least 80% of their net assets in preferred securities and up to 20% in debt securities, including convertible debt securities and convertible preferred securities.

As we reported in the last shareholder report, the preferred securities market over the last several years has changed from an investment grade rated market, with more than 75% rated single A or higher, to a market where over 40% of all issues are rated below-investment grade, as measured by using the constituents of the Merrill Lynch Fixed Rated Preferred Index. In addition, the issuer concentration in the index has increased even further, with the largest five issuers now representing 40% of the Index's market value. As noted in the last report, the Funds' Board of Trustees adopted some changes in investment policies and procedures in response to these changing conditions. For much of the Funds' histories, all of their investments had to be rated investment grade at the time of purchase. The new guidelines now allow each Fund to have 20% of its net assets in securities rated below investment grade at the time of purchase. However, no Fund may purchase issues rated Caa1/CCC+ or lower, and if a portfolio holding is downgraded to that rating or below, the manager is required to sell the security as soon as practicable. Addressing the increase in issuer concentration, the new guidelines allow for a slightly greater concentration of higher rated securities from the same issuer within a portfolio, which allows managers more flexibility given the current market conditions.

The Board also expanded the internal duration guidelines followed by the Funds. Duration is a measure of price sensitivity to changes in market interest rates. The purpose of the Funds' duration guidelines is to help control their interest rate risk. This is a complex issue with regards to preferred securities since, depending on the underlying market

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2  Comparative Benchmark performance is a blended return consisting of: 1) 55% of the Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Barclays Capital Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed-income securities that either receive regulatory capital treatment or a degree of "equity credit" from a rating agency. Benchmark returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in this Benchmark.

situation, preferreds could behave at times like equities and at other times like fixed income securities. In cases where preferred securities behave more like equities, interest rates are not drivers of performance and therefore not a significant risk factor. In other times, the market may perceive preferreds more as fixed income securities, making interest rate risk more relevant. The new internal guideline will help the Funds' managers distinguish between time periods when preferreds behave more like equities or fixed income, with specific duration policies implemented primarily during periods when preferred securities perform more like fixed income investments.

Looking at specific portfolio activity during this period, we increased our U.S. banking concentrations in the three Funds by about 2.4%. We also increased the Funds' holdings of real estate investment trusts (REITS) by about 0.6%. Additionally, we sold securities that we believed were trading at relatively attractive prices, and we used the proceeds to buy discounted preferred securities in an effort to preserve the capital of the Funds.

We also sought during this period to re-balance each Fund's foreign concentrations. Specifically, we reduced our Spanish banking concentrations 3% by closing the Banesto and Sovereign Bank positions. We also eliminated our exposure to Italy by closing UniCredito, and we sold the Mitsubishi UFJ Financial Group MUFG holdings to eliminate our Japan exposure. Conversely, we did increase French exposure by 2%. As a result of all these activities, we reduced our overall foreign issuer concentrations to 40% from 41%.

How did the Funds perform over this six-month period?

The performance of JTP, JPS and JHP, as well as a comparative index and benchmark, is presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value

For periods ended 6/30/10

	6-Month	1-Year	5-Year
JTP	8.80%	40.90%	-4.36%
JPS	7.11%	39.63%	-3.53%
JHP	6.14%	36.69%	-3.90%
Barclays Capital U.S. Aggregate Bond Index[1]	5.33%	9.50%	5.54%
Comparative Benchmark[2]	5.03%	21.10%	1.35%

Six-month returns are cumulative; all other returns are annualized.

For this six-month period, all three Funds outperformed the general market and comparative benchmark indexes.

Among our largest positive contributors to the Funds' returns over the six-month reporting period were Agfirst Farm Credit, CoBank, Kimco Realty, CapitalOne and Wachovia. In general, the U.S. bank trust preferred sector benefited performance as many of these securities gained in price because some market observers believed they are likely to be gradually redeemed in response to certain provisions in the recently enacted financial sector reform bill.

Nuveen Investments

Proactively, we closed out all of the Funds' Euro currency denominated issues in advance of the protracted currency weakness during the period. As a result, the Funds benefited from their reduced exposure.

While we were able to close out of the Euro currency dominated issues, the Funds' remaining holdings of foreign preferred securities constrained performance due to concerns over slow growth and the commensurate fiscal challenges of many Eurozone countries.

Our insurance holdings also detracted from performance. Investors sold insurance-related names in May, right at the same time that many dealers were looking to sell. This caused securities issued by companies like XL, Aegon and Hartford to underperform.

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the market and comparative indexes was the Funds' use of financial leverage, achieved primarily through the use of bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional risk—especially when market conditions are unfavorable. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of portfolio holdings generally are rising.

Over the course of this six-month reporting period, leverage proved to be a net benefit for the performance of all three Funds.

RECENT EVENTS CONCERNING THE FUNDS' REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their inceptions, each Fund issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the weekly auctions for those ARPS shares began in February 2008 to consistently fail, causing the Funds to pay the so-called "maximum rate" to ARPS shareholders under the terms of the ARPS in the Funds' charter documents. With the goal of lowering the relative cost of leverage over time for common shareholders and providing liquidity at par for preferred shareholders, the Funds sought to refinance all of their outstanding ARPS beginning shortly thereafter. The Funds completed this refinancing process during 2009 and since then have relied upon bank borrowings to create financial leverage.

In April and May 2010, 30 Nuveen leveraged closed-end funds, including these Funds, received a demand letter from a law firm on behalf of purported holders of common shares of each fund, alleging that Nuveen and the funds' officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds' ARPS. In response, the Board established an ad hoc Demand Committee consisting of disinterested and independent Board members to investigate the claims.

Nuveen Investments

The Demand Committee retained independent counsel to assist it in conducting an extensive investigation.

Upon completion of its review, the Demand Committee found that it was not in the best interests of the Funds or its shareholders to take the actions suggested in the demand letters and recommended that the full Board reject the demands made in the demand letter. After reviewing the findings and recommendations of the Demand Committee, the Board of Trustees for the Funds unanimously adopted the Demand Committee's recommendation to reject the demands contained in the letters. At the time this report was produced, lawsuits pursuing claims made in the demand letter had been filed on behalf of shareholders of several funds, including these Funds, against Nuveen Asset Management, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the various funds. Nuveen Investments and other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. The Funds believe that these lawsuits will not have a material effect on the Funds or on Nuveen Investment Management's ability to serve as investment adviser to the Funds.

Nuveen Investments

Common Share Distribution
and Share Price Information

The following information regarding your Fund's distributions is current as of June 30, 2010, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, the Funds did not make any changes to their monthly distributions to common shareholders. Some of the important factors affecting the amount and composition of these distributions are summarized below.

The Funds employ financial leverage through the use of bank borrowings. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but—as noted earlier—also increases the variability of common shareholders' net asset value per share in response to changing market conditions. During the current reporting period, each Fund's financial leverage contributed positively to common share income and common share net asset value price return.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Funds during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in a Funds' NAV. As of June 30, 2010, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

Nuveen Investments

The following table provides estimated information regarding each Fund's common share distributions and total return performance for the six months ended June 30, 2010. The distribution information is presented on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Funds' returns for the specified time period were sufficient to meet each Fund's distributions.

As of 6/30/10 (Common Shares)	JTP	JPS	JHP
Inception date	6/25/02	9/24/02	12/18/02
Six months ended June 30, 2010:
Per share distribution:
From net investment income	$0.29	$0.32	$0.31
From realized capital gains	0.00	0.00	0.00
Return of capital	0.00	0.00	0.00
Total per share distribution	$0.29	$0.32	$0.31
Annualized distribution rate on NAV	7.84%	8.12%	8.17%
Average annual total returns:
Six-Month (Cumulative) on NAV	8.80%	7.11%	6.14%
1-Year on NAV	40.90%	39.63%	36.69%
5-Year on NAV	-4.36%	-3.53%	-3.90%
Since inception on NAV	0.59%	1.65%	0.61%

Common Share Repurchases and Shares Price Information

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding common shares.

As of June 30, 2010, the Funds' common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

Fund	6/30/10 (-) Discount	Six-Month Average (-) Discount
JTP	-3.24%	-6.89%
JPS	-4.70%	-5.77%
JHP	-3.95%	-5.28%

Nuveen Investments

Fund Snapshot

Common Share Price	$7.16
Common Share Net Asset Value	$7.40
Premium/(Discount) to NAV	-3.24%
Current Distribution Rate[1]	8.04%
Net Assets Applicable to Common Shares ($000)	$477,980

Average Annual Total Return

(Inception 6/25/02)

	On Share Price	On NAV
6-Month (Cumulative)	13.56%	8.80%
1-Year	41.59%	40.90%
5-Year	-3.62%	-4.36%
Since Inception	-0.08%	0.59%

Portfolio Composition

(as a % of total investments)

Insurance	28.1%
Commercial Banks	26.1%
Real Estate/Mortgage	14.1%
Media	6.2%
Capital Markets	5.1%
Diversified Financial Services	4.5%
Short-Term Investments	1.6%
Other	14.3%

Top Five Issuers

(as a % of total investments)2

Firstar Realty LLC	3.7%
Viacom Inc.	3.0%
Kimco Realty Corporation	2.7%
Comcast Corporation	2.7%
Wells Fargo	2.6%

JTP

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund

  as of June 30, 2010

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

2 Excluding short-term investments.

Nuveen Investments

JPS

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund 2

  as of June 30, 2010

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

2 Excluding short-term investments.

Fund Snapshot

Common Share Price	$7.51
Common Share Net Asset Value	$7.88
Premium/(Discount) to NAV	-4.70%
Current Distribution Rate[1]	8.63%
Net Assets Applicable to Common Shares ($000)	$947,569

Average Annual Total Return

(Inception 9/24/02)

	On Share Price	On NAV
6-Month (Cumulative)	8.09%	7.11%
1-Year	31.84%	39.63%
5-Year	-2.87%	-3.53%
Since Inception	0.74%	1.65%

Portfolio Composition

(as a % of total investments)

Commercial Banks	28.1%
Insurance	25.6%
Real Estate/Mortgage	13.9%
Media	6.0%
Diversified Financial Services	5.4%
Capital Markets	4.9%
Short-Term Investments	1.9%
Other	14.2%

Top Five Issuers

(as a % of total investments)2

Wells Fargo	5.2%
Deutsche Bank AG	3.1%
Credit Agricole, S.A.	3.0%
Vodafone Group, PLC	2.7%
Comcast Corporation	2.6%

Nuveen Investments

Fund Snapshot

Common Share Price	$7.29
Common Share Net Asset Value	$7.59
Premium/(Discount) to NAV	-3.95%
Current Distribution Rate[1]	8.40%
Net Assets Applicable to Common Shares ($000)	$179,967

Average Annual Total Return

(Inception 12/18/02)

	On Share Price	On NAV
6-Month (Cumulative)	9.35%	6.14%
1-Year	33.76%	36.69%
5-Year	-3.93%	-3.90%
Since Inception	-0.27%	0.61%

Portfolio Composition

(as a % of total investments)

Commercial Banks	30.0%
Insurance	27.6%
Real Estate/Mortgage	12.0%
Capital Markets	5.9%
Diversified Financial Services	5.0%
Media	3.2%
Short-Term Investments	1.6%
Other	14.7%

Top Five Issuers

(as a % of total investments)2

Wells Fargo	4.9%
Deutsche Bank AG	3.5%
Societe Generale	3.0%
Credit Agricole, S.A.	2.8%
Viacom Inc.	2.7%

JHP

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund 3

  as of June 30, 2010

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

2 Excluding short-term investments.

Nuveen Investments

JTP

JPS

JHP

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on April 6, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

	JTP	JPS	JHP
	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	56,578,350	105,129,948	20,383,849
Withhold	2,072,580	5,097,835	636,303
Total	58,650,930	110,227,783	21,020,152
Judith M. Stockdale
For	56,472,028	105,075,120	20,357,886
Withhold	2,178,902	5,152,663	662,266
Total	58,650,930	110,227,783	21,020,152
Carole E. Stone
For	56,418,564	105,125,911	20,357,001
Withhold	2,232,366	5,101,872	663,151
Total	58,650,930	110,227,783	21,020,152
William J. Schneider
For	56,583,020	105,078,707	20,385,029
Withhold	2,067,910	5,149,076	635,123
Total	58,650,930	110,227,783	21,020,152

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 71.3% (53.8% of Total Investments)
	Capital Markets – 6.2%
137,200	Ameriprise Financial, Inc.	7.750%	A	$3,644,032
123,400	BNY Capital Trust V, Series F	5.950%	A1	3,103,510
554,676	Credit Suisse	7.900%	A3	14,116,504
241,721	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	4,989,121
83,000	Deutsche Bank Contingent Capital Trust III	7.600%	BBB+	1,934,730
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	762,927
43,900	Morgan Stanley Capital Trust IV	6.250%	BBB	935,948
	Total Capital Markets			29,486,772
	Commercial Banks – 10.0%
327,038	Banco Santander Finance	10.500%	A-	8,718,833
2,100	Barclays Bank PLC	6.625%	A-	42,714
118,500	BB&T Capital Trust VI	9.600%	A3	3,225,570
30,800	BB&T Capital Trust VII	8.100%	A3	801,724
116,800	CoBank ACB, 144A	7.000%	N/R	5,128,256
46,000	CoBank ACB	11.000%	A	2,511,315
48,600	CoBank ACB	11.000%	A	2,698,821
1,500	First Union Institutional Capital II (CORTS)	8.200%	A-	39,225
6,300	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	Aa3	134,946
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A1	47,102
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	A1	91,800
13,800	HSBC Holdings PLC	6.200%	A-	296,010
80,308	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,790,868
5,000,000	National Australia Bank	8.000%	A+	5,181,250
275,041	National City Capital Trust II	6.625%	BBB	6,391,953
19,400	National City Capital Trust II	6.625%	BBB	441,156
200,000	PFCI Capital Corporation	7.750%	BBB+	5,200,000
20,400	Wachovia Capital Trust IX	6.375%	A-	469,404
120,000	Wells Fargo Capital Trust XII	7.875%	A-	3,078,000
60,000	Wells Fargo Capital Trust IX	5.625%	A-	1,314,000
	Total Commercial Banks			47,602,947
	Diversified Financial Services – 3.3%
800	Citigroup Capital XIV	6.875%	Ba1	16,608
36,200	ING Groep N.V.	7.375%	Ba1	679,474
625,276	ING Groep N.V.	7.200%	Ba1	11,648,892
47,500	JPMorgan Chase Capital Trust XXIX	6.700%	A2	1,126,225
35,100	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	874,341
62,465	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	1,533,516
	Total Diversified Financial Services			15,879,056
	Diversified Telecommunication Services – 0.5%
13,300	BellSouth Capital Funding (CORTS)	7.120%	A	334,994
79,135	BellSouth Corporation (CORTS)	7.000%	A	1,975,906
7,594	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	190,913
	Total Diversified Telecommunication Services			2,501,813
	Electric Utilities – 2.0%
44,916	Entergy Louisiana LLC	6.000%	A-	1,119,756
181,800	Entergy Texas Inc.	7.875%	BBB+	5,063,130
47,425	FPL Group Capital Inc.	6.600%	BBB	1,206,018
89,700	PPL Energy Supply LLC	7.000%	BBB	2,275,689
	Total Electric Utilities			9,664,593

Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	$2,373,573
	Insurance – 20.3%
795,723	Aegon N.V.	6.375%	BBB	13,988,810
277,700	Allianz SE	8.375%	A+	7,037,973
492,912	Arch Capital Group Limited	8.000%	BBB-	12,426,312
2,200	Arch Capital Group Limited, Series B	7.875%	BBB-	55,572
179,491	Delphi Financial Group, Inc.	8.000%	BBB	4,519,583
228,300	Delphi Financial Group, Inc.	7.376%	BB+	4,508,925
621,204	EverestRe Capital Trust II	6.200%	Baa1	12,610,441
210,720	Markel Corporation	7.500%	BBB	5,459,755
276,599	PartnerRe Limited, Series C	6.750%	BBB+	6,264,967
46,939	PartnerRe Limited, Series D	6.500%	BBB+	1,027,964
40,600	PLC Capital Trust III	7.500%	BBB	971,152
386,042	PLC Capital Trust IV	7.250%	BBB	9,315,193
4,200	PLC Capital Trust V	6.125%	BBB	86,730
166,360	Prudential PLC	6.750%	A-	3,841,252
64,600	RenaissanceRe Holdings Limited, Series B	7.300%	BBB+	1,551,046
34,500	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	675,855
235,502	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	5,075,068
317,100	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	7,680,162
	Total Insurance			97,096,760
	IT Services – 0.1%
21,800	Vertex Industries Inc. (PPLUS)	7.625%	A	562,658
	Media – 8.2%
16,000	CBS Corporation	7.250%	BBB-	390,560
131,141	CBS Corporation	6.750%	BBB-	3,126,401
618,684	Comcast Corporation	7.000%	BBB+	15,702,200
47,000	Comcast Corporation	6.625%	BBB+	1,149,150
747,738	Viacom Inc.	6.850%	BBB	18,626,154
	Total Media			38,994,465
	Multi-Utilities – 3.7%
245,000	Dominion Resources Inc.	8.375%	BBB	6,811,000
10,000	Scana Corporation	7.700%	BBB-	273,900
396,642	Xcel Energy Inc.	7.600%	BBB	10,590,341
	Total Multi-Utilities			17,675,241
	Oil, Gas & Consumable Fuels – 2.5%
477,470	Nexen Inc.	7.350%	BB+	11,793,509
	Pharmaceuticals – 0.1%
19,600	Bristol Myers Squibb Company (CORTS)	6.250%	A+	497,252
900	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	23,445
	Total Pharmaceuticals			520,697
	Real Estate/Mortgage – 13.9%
153,147	Developers Diversified Realty Corporation, Series H	7.375%	Ba1	3,156,360
80,607	Duke Realty Corporation, Series L	6.600%	Baa3	1,661,310
31,000	Duke Realty Corporation, Series N	7.250%	Baa3	690,060
3,800	HRPT Properties Trust	7.500%	BBB	75,202
501,339	HRPT Properties Trust, Series B	8.750%	Baa3	12,638,756
18,500	Kimco Realty Corporation, Series F	6.650%	Baa2	436,415
652,387	Kimco Realty Corporation, Series G	7.750%	Baa2	16,590,201
92,378	Prologis Trust, Series G	6.750%	Baa3	1,814,304

Nuveen Investments

Nuveen Quality Preferred Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate/Mortgage (continued)
11,800	Public Storage, Inc., Series E	6.750%		Baa1	$289,454
3,300	Public Storage, Inc., Series F	6.450%		Baa1	77,121
800	Public Storage, Inc., Series H	6.950%		Baa1	20,016
4,000	Public Storage, Inc., Series K	7.250%		Baa1	101,400
10,000	Public Storage, Inc., Series M	6.625%		Baa1	243,600
2,000	Public Storage, Inc., Series W	6.500%		Baa1	46,920
107,100	Public Storage, Inc., Series Y, (3)	6.850%		Baa1	2,573,752
44,400	Realty Income Corporation	7.375%		Baa2	1,143,744
105,700	Realty Income Corporation, Series E	6.750%		Baa2	2,537,857
10,155	Regency Centers Corporation	7.250%		BBB-	234,378
437,734	Vornado Realty LP	7.875%		BBB	10,995,879
165,282	Wachovia Preferred Funding Corporation	7.250%		A-	3,824,626
299,102	Weingarten Realty Investors, Series F	6.500%		Baa3	6,520,425
34,365	Weingarten Realty Trust	8.100%		BBB	763,590
100	Weingarten Realty Trust, Series E	6.950%		Baa3	2,230
	Total Real Estate/Mortgage				66,437,600
	Wireless Telecommunication Services – 0.0%
2,100	United States Cellular Corporation	7.500%		Baa2	52,269
	Total $25 Par (or similar) Preferred Securities (cost $353,208,464)				340,641,953
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 0.7% (0.5% of Total Investments)
	Electric Utilities – 0.7%
$3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	$3,115,189
$3,400	Total Corporate Bonds (cost $3,244,478)				3,115,189
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 55.3% (41.7% of Total Investments)
	Capital Markets – 0.6%
900	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	$809,879
2,200	UBS Perferred Funding Trust I	8.622%	10/01/51	BBB-	2,148,513
	Total Capital Markets				2,958,392
	Commercial Banks – 24.6%
9,600	AgFirst Farm Credit Bank	8.393%	12/15/11	A	9,384,000
2,400	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,113,783
4,420	Banco Santander Finance	10.500%	9/29/49	A-	4,647,727
2,800	Barclays Bank PLC	6.278%	12/15/34	A-	2,128,000
2,500	BB&T Capital Trust IV	6.820%	6/12/37	A3	2,284,375
2,800	BBVA International Unipersonal	5.919%	4/18/17	A-	2,035,670
1,000	BNP Paribas, 144A	7.195%	12/25/37	A	880,000
408	CBA Capital Trust I, 144A	5.805%	12/30/49	A+	398,125
5,550	Credit Agricole, S.A., 144A	8.375%	12/31/49	A-	5,272,500
9,550	Credit Agricole, S.A.	9.750%	12/26/54	A-	9,836,500
850	First Union Capital Trust I, Series A	7.935%	1/15/27	A-	863,770
5,400	First Union Institutional Capital Securities I	8.040%	12/01/26	A-	5,543,872
3,500	Fulton Capital Trust I	6.290%	2/01/36	BBB-	2,313,091
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	14,009,125
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	1,984,430
2,509	NB Capital Trust II	7.830%	12/15/26	Baa3	2,484,983
5,000	Nordea Bank AB	8.375%	3/25/15	A-	5,300,000
400	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	359,955

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Banks (continued)
$13,100	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	$16,224,009
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	13,562,203
7,000	Societe Generale	8.750%	10/07/49	BBB+	7,065,072
1,600	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	1,485,760
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,699,508
2,600	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,274,145
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,385,071
1,200	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	1,200,517
	Total Commercial Banks				117,736,191
	Diversified Financial Services – 2.6%
400	Bank One Capital III	8.750%	9/01/30	A2	470,636
2	Citigroup Capital Trust XII	8.500%	3/30/15	Ba1	47,481
4,800	JPMorgan Chase & Company	7.900%	4/30/49	BBB+	4,963,675
4,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,080,512
1,140	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,130,205
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	1,768,500
	Total Diversified Financial Services				12,461,009
	Diversified Telecommunication Services – 3.3%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	15,898,125
	Electric Utilities – 0.5%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,268,184
	Insurance – 17.0%
3,500	Allstate Corporation	6.125%	5/15/17	Baa1	3,101,875
11,550	AXA S.A., 144A	6.463%	12/14/18	Baa1	9,110,063
3,000	AXA S.A., 144A	6.379%	12/14/36	Baa1	2,381,250
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,297,738
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,382,000
5,200	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	4,758,000
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	1,900,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,296,750
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	6,079,500
10,150	National Financial Services Inc.	6.750%	5/15/37	Baa2	7,655,739
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	902,566
4,700	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	4,103,363
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	6,475,000
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,408,000
2,000	Prudential PLC	6.500%	6/29/49	A-	1,665,000
22,000	XL Capital, Limited	6.500%	10/15/57	BBB-	15,400,000
1,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,140,300
	Total Insurance				81,057,144
	Real Estate – 4.8%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	22,912,813
	Road & Rail – 1.5%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	7,256,685
	Thrifts & Mortgage Finance – 0.4%
2,000	Caisse Nationale Des Caisses d'Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,600,000
	Total Capital Preferred Securities (cost $282,677,307)				264,148,543

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)			Value
	Investment Companies – 3.1% (2.4% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II			$3,101,837
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.			6,491,063
352,012	John Hancock Preferred Income Fund III			5,431,545
	Total Investment Companies (cost $20,895,950)			15,024,445
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.1% (1.6% of Total Investments)
$10,213	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $10,213,203, collateralized by $10,460,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $10,420,775	0.000%	7/01/10	$10,213,203
	Total Short-Term Investments (cost $10,213,203)			10,213,203
	Total Investments (cost $670,239,402) – 132.5%			633,143,333
	Borrowings – (32.1)% (4), (5)			(153,375,000)
	Other Assets Less Liabilities – (0.4)%			(1,788,117)
	Net Assets Applicable to Common Shares – 100%			$477,980,216

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.

  (3)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (4)  Borrowings as a percentage of Total Investments is 24.2%.

  (5)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of June 30, 2010, investments with a value of $375,403,323 have been pledged as collateral for Borrowings.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  SATURNS  Structured Asset Trust Unit Repackaging.

See accompanying notes to financial statements.

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 70.4% (54.3% of Total Investments)
	Capital Markets – 5.2%
381,200	Ameriprise Financial, Inc.	7.750%	A	$10,124,672
6,400	Credit Suisse	7.900%	A3	162,880
92,800	Deutsche Bank Capital Funding Trust I	7.350%	BBB+	2,092,640
1,253,735	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	25,877,090
40,500	Deutsche Bank Capital Funding Trust V	8.050%	BBB+	1,004,400
95,651	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB+	1,995,280
35,600	Deutsche Bank Capital Funding Trust IX	6.625%	BBB+	758,636
256,400	Deutsche Bank Contingent Capital Trust III	7.600%	BBB+	5,976,684
1,800	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	A1	36,270
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	1,413,408
2,200	Morgan Stanley Capital Trust III	6.250%	BBB	47,608
2,800	Morgan Stanley Capital Trust V	5.750%	Baa2	56,084
	Total Capital Markets			49,545,652
	Commercial Banks – 8.4%
599,080	Assured Guaranty Municipal Holdings	6.250%	A+	10,711,550
216,324	Banco Santander Finance	10.500%	A-	5,767,198
243,928	BB&T Capital Trust VI	9.600%	A3	6,639,720
66,429	BB&T Capital Trust VII	8.100%	A3	1,729,147
227,100	CoBank ACB, 144A	7.000%	N/R	9,971,121
82,000	CoBank ACB	11.000%	A	4,476,692
42,800	CoBank ACB	11.000%	A	2,376,740
5,000	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A3	103,450
4,000	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A1	85,640
10,500,000	HSBC Bank PLC	1.000%	A	6,378,750
390,000	HSBC Holdings PLC, (3)	8.000%	A-	9,835,332
102,700	HSBC Holdings PLC	6.200%	A-	2,202,915
7,100,000	National Australia Bank	8.000%	A+	7,357,375
202,101	National City Capital Trust II	6.625%	BBB	4,696,827
289,600	PFCI Capital Corporation	7.750%	BBB+	7,529,600
	Total Commercial Banks			79,862,057
	Consumer Finance – 0.1%
19,700	HSBC USA Inc., Series H	6.500%	A-	475,164
	Diversified Financial Services – 3.0%
799,762	ING Groep N.V.	7.200%	Ba1	14,899,566
729,555	ING Groep N.V.	7.050%	Ba1	13,336,265
23,600	JPMorgan Chase Capital Trust XI	5.875%	A2	542,328
	Total Diversified Financial Services			28,778,159
	Diversified Telecommunication Services – 0.2%
6,896	BellSouth Capital Funding (CORTS)	7.120%	A	173,693
43,200	BellSouth Corporation (CORTS)	7.000%	A	1,078,652
4,900	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	123,186
	Total Diversified Telecommunication Services			1,375,531
	Electric Utilities – 1.7%
69,300	Entergy Texas Inc.	7.875%	BBB+	1,930,005
10,942	FPL Group Capital Inc.	6.600%	BBB	278,255
218,000	PPL Capital Funding, Inc.	6.850%	BBB-	5,526,300
319,475	PPL Energy Supply LLC	7.000%	BBB	8,105,081
	Total Electric Utilities			15,839,641

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A	7.875%	BBB-	$4,510,634
	Insurance – 19.1%
1,300	Aegon N.V.	6.875%	BBB	24,323
1,742,889	Aegon N.V.	6.375%	BBB	30,639,989
617,913	Allianz SE	8.375%	A+	15,660,263
963,483	Arch Capital Group Limited	8.000%	BBB-	24,289,406
1,400	Arch Capital Group Limited, Series B	7.875%	BBB-	35,364
558,538	Delphi Financial Group, Inc.	8.000%	BBB	14,063,987
404,400	Delphi Financial Group, Inc.	7.376%	BB+	7,986,900
301,900	EverestRe Capital Trust II	6.200%	Baa1	6,128,570
485,400	Markel Corporation	7.500%	BBB	12,576,714
604,741	PartnerRe Limited, Series C	6.750%	BBB+	13,697,384
107,300	PLC Capital Trust III	7.500%	BBB	2,566,616
443,898	PLC Capital Trust IV	7.250%	BBB	10,711,259
12,463	Protective Life Corporation	7.250%	BBB	297,866
200,842	Prudential Financial Inc.	9.000%	BBB+	5,458,886
322,005	Prudential PLC	6.750%	A-	7,435,095
139,500	RenaissanceRe Holdings Limited, Series B	7.300%	BBB+	3,349,395
410,974	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	8,856,490
4,200	Torchmark Capital Trust III	7.100%	BBB+	104,244
720,846	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	17,458,890
	Total Insurance			181,341,641
	IT Services – 0.0%
1,900	Vertex Industries Inc. (PPLUS)	7.625%	A	49,039
	Media – 7.8%
28,163	CBS Corporation	7.250%	BBB-	687,459
746,750	CBS Corporation	6.750%	BBB-	17,802,520
1,084,356	Comcast Corporation	7.000%	BBB+	27,520,955
145,000	Comcast Corporation	6.625%	BBB+	3,545,250
965,340	Viacom Inc.	6.850%	BBB	24,046,619
	Total Media			73,602,803
	Multi-Utilities – 4.2%
543,823	Dominion Resources Inc.	8.375%	BBB	15,118,279
148,500	Scana Corporation	7.700%	BBB-	4,067,415
773,482	Xcel Energy Inc.	7.600%	BBB	20,651,969
	Total Multi-Utilities			39,837,663
	Oil, Gas & Consumable Fuels – 2.1%
803,273	Nexen Inc.	7.350%	BB+	19,840,843
	Pharmaceuticals – 0.0%
5,000	Bristol Myers Squibb Company (CORTS)	6.250%	A+	126,850
	Real Estate/Mortgage – 18.0%
268,403	Developers Diversified Realty Corporation, Series G	8.000%	Ba1	6,114,220
19,908	Developers Diversified Realty Corporation, Series H	7.375%	Ba1	410,304
162,167	Duke Realty Corporation, Series L	6.600%	Baa3	3,342,262
8,300	Harris Preferred Capital Corporation, Series A	7.375%	A-	206,504
957,365	HRPT Properties Trust, Series B	8.750%	Baa3	24,135,172
42,480	HRPT Properties Trust, Series C	7.125%	Baa3	967,694
73,300	Kimco Realty Corporation, Series F	6.650%	Baa2	1,729,147
799,689	Kimco Realty Corporation, Series G	7.750%	Baa2	20,336,091
89,050	Prologis Trust, Series G	6.750%	Baa3	1,748,942

Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate/Mortgage (continued)
11,500	Public Storage, Inc., Series C	6.600%		Baa1	$276,460
110,300	Public Storage, Inc., Series E	6.750%		Baa1	2,705,659
10,900	Public Storage, Inc., Series F	6.450%		Baa1	254,733
400	Public Storage, Inc., Series G	7.000%		Baa1	10,072
17,530	Public Storage, Inc., Series H	6.950%		Baa1	438,601
18,000	Public Storage, Inc., Series I	7.250%		Baa1	454,680
40,600	Public Storage, Inc., Series K	7.250%		Baa1	1,029,210
67,600	Public Storage, Inc., Series Y, (3)	6.850%		Baa1	1,624,516
115,100	Realty Income Corporation	7.375%		Baa2	2,964,976
447,758	Realty Income Corporation, Series E	6.750%		Baa2	10,750,670
190,545	Regency Centers Corporation	7.450%		Baa3	4,553,073
221,836	Regency Centers Corporation	7.250%		BBB-	5,119,975
1,079,521	Vornado Realty LP	7.875%		BBB	27,117,568
1,870,792	Wachovia Preferred Funding Corporation	7.250%		A-	43,290,125
198,268	Weingarten Realty Investors, Series F	6.500%		Baa3	4,322,242
160,100	Weingarten Realty Trust	8.100%		BBB	3,557,422
149,245	Weingarten Realty Trust, Series E	6.950%		Baa3	3,328,164
	Total Real Estate/Mortgage				170,788,482
	Wireless Telecommunication Services – 0.1%
37,100	Telephone and Data Systems Inc.	7.600%		Baa2	926,387
3,900	United States Cellular Corporation	7.500%		Baa2	97,072
	Total Wireless Telecommunication Services				1,023,459
	Total $25 Par (or similar) Preferred Securities (cost $700,252,738)				666,997,618
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 0.8% (0.6% of Total Investments)
	Commercial Banks – 0.0%
$650	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Ba1	$631,338
	Electric Utilities – 0.8%
8,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	7,329,856
$8,650	Total Corporate Bonds (cost $8,140,963)				7,961,194
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 52.3% (40.3% of Total Investments)
	Capital Markets – 1.2%
1,500	Credit Suisse Guernsey	1.126%	5/15/17	A3	$1,068,075
2,700	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	2,429,638
7,900	UBS Perferred Funding Trust I	8.622%	10/01/51	BBB-	7,715,116
	Total Capital Markets				11,212,829
	Commercial Banks – 27.9%
5,500	AB Svensk Exportkredit, (3)	6.375%	10/27/49	Aa3	4,667,718
20,400	AgFirst Farm Credit Bank	8.393%	12/15/11	A	19,941,000
6,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	5,989,052
10,724	Banco Santander Finance	10.500%	9/29/49	A-	11,276,522
481	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	432,900
5,000	Barclays Bank PLC	6.278%	12/15/34	A-	3,800,000
6,353	BB&T Capital Trust IV	6.820%	6/12/37	A3	5,805,054
8,650	BBVA International Unipersonal	5.919%	4/18/17	A-	6,288,766
7,000	BNP Paribas, 144A	7.195%	12/25/37	A	6,160,000
6,475	Credit Agricole, S.A., 144A	8.375%	12/31/49	A-	6,151,250

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Commercial Banks (continued)
29,174		Credit Agricole, S.A.	9.750%	12/26/54	A-	$30,049,220
8,500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	8,818,750
1,500		First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,394,702
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	19,015,948
6,800		Fulton Capital Trust I	6.290%	2/01/36	BBB-	4,494,004
5,500		HSBC Bank PLC	0.850%	6/11/49	A	3,355,000
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	5,591,625
6,000		KeyCorp Capital III	7.750%	7/15/29	Baa3	5,953,290
6,900		LBG Capital I PLC	8.000%	6/15/20	B+	5,416,500
11,900		Nordea Bank AB	8.375%	3/25/15	A-	12,614,000
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	7,840,000
5,600		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	5,039,367
24,200		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	29,971,071
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	6,199,864
28,316		Societe Generale	8.750%	10/07/49	BBB+	28,579,226
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	4,499,180
650		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	580,836
–	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	14,527,500
		Total Commercial Banks				264,452,345
		Consumer Finance – 0.4%
4,819		Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	4,072,055
		Diversified Financial Services – 3.9%
5,000		Bank One Capital III	8.750%	9/01/30	A2	5,882,950
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa3	12,743,998
2,500		JPMorgan Chase & Company	7.900%	4/30/49	BBB+	2,585,248
3,000		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	3,007,368
1,775		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,702,213
8,000		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	8,161,024
3,200		MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	3,144,000
		Total Diversified Financial Services				37,226,801
		Diversified Telecommunication Services – 3.4%
31		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	32,578,125
		Electric Utilities – 0.7%
6,400		Dominion Resources Inc.	7.500%	6/30/16	BBB	6,311,469
		Insurance – 14.1%
2,200		AXA S.A., 144A	6.463%	12/14/18	Baa1	1,735,250
12,680		AXA S.A., 144A	6.379%	12/14/36	Baa1	10,064,750
6,750		AXA-UAP	8.600%	12/15/30	A3	7,643,484
117		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	9,857,509
7,100		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	5,733,250
6,600		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	5,874,000
800		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	732,000
2,500		Lincoln National Corporation	6.050%	4/20/17	BBB	1,900,000
3,446		Lincoln National Corporation	7.000%	5/17/66	BBB	2,903,255
14,800		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	14,282,000
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	773,628
12,600		National Financial Services Inc.	6.750%	5/15/37	Baa2	9,503,676
8,800		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	7,682,893
17,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	15,400,000
6,600		Prudential Financial Inc.	8.875%	6/15/18	BBB+	7,029,000
8,250		Prudential PLC	6.500%	6/29/49	A-	6,868,125
3,300		Swiss Re Capital I	6.854%	5/25/16	A-	2,722,500
30,900		XL Capital, Limited	6.500%	10/15/57	BBB-	21,630,000

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
957	ZFS Finance USA Trust V	6.500%	5/09/67	A	$866,085
	Total Insurance				133,201,405
	Road & Rail – 0.7%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	6,110,892
	Total Capital Preferred Securities (cost $528,274,148)				495,165,921
Shares	Description (1)				Value
	Investment Companies – 3.7% (2.9% of Total Investments)
838,654	BlackRock Credit Allocation Income Trust II				$8,243,969
1,025,979	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				16,025,792
728,065	John Hancock Preferred Income Fund III				11,234,043
	Total Investment Companies (cost $51,111,125)				35,503,804
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 2.5% (1.9% of Total Investments)
	U.S. Government and Agency Obligations – 0.7% (0.5% of Total Investments)
$7,000	U.S. Treasury Notes	1.500%	10/31/10	AAA	$7,031,171
	Repurchase Agreements – 1.8% (1.4% of Total Investments)
16,636	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $16,635,641, collateralized by $17,035,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $16,971,119	0.000%	7/01/10	N/A	16,635,641
$23,636	Total Short-Term Investments (cost $23,650,859)				23,666,812
	Total Investments (cost $1,311,429,833) – 129.7%				1,229,295,349
	Borrowings – (30.6)% (5), (6)				(289,500,000)
	Other Assets Less Liabilities – 0.9%				7,774,016
	Net Assets Applicable to Common Shares – 100%				$947,569,365

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.

  (3)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (4)  Principal Amount (000) rounds to less then $1,000.

  (5)  Borrowings as a percentage of Total Investments is 23.6%.

  (6)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of June 30, 2010, investments with a value of $925,083,560 have been pledged as collateral for Borrowings.

  N/A  Not applicable.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  SATURNS  Structured Asset Trust Unit Repackaging.

See accompanying notes to financial statements.

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 68.9% (52.9% of Total Investments)
	Capital Markets – 7.4%
60,600	Ameriprise Financial, Inc.	7.750%	A	$1,609,536
136,600	Credit Suisse	7.900%	A3	3,476,470
388,759	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	8,023,986
2,100	Deutsche Bank Contingent Capital Trust III	7.600%	BBB+	48,951
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	245,586
	Total Capital Markets			13,404,529
	Commercial Banks – 11.4%
142,875	Assured Guaranty Municipal Holdings	6.250%	A+	2,554,605
110,170	Banco Santander Finance	10.500%	A-	2,937,132
37,400	BB&T Capital Trust VI	9.600%	A3	1,018,028
21,200	BB&T Capital Trust VII	8.100%	A3	551,836
44,500	CoBank ACB, 144A	7.000%	N/R	1,953,830
16,000	CoBank ACB	11.000%	A	873,501
20,200	CoBank ACB	11.000%	A	1,121,732
1,500,000	HSBC Bank PLC	1.000%	A	911,250
111,802	HSBC Finance Corporation	6.875%	A	2,729,087
20,000	HSBC Holdings PLC, (3)	8.000%	A-	504,376
7,600	Merrill Lynch Capital Trust I	6.450%	Baa3	151,088
2,700,000	National Australia Bank	8.000%	A+	2,797,875
100,278	National City Capital Trust II	6.625%	BBB	2,330,461
	Total Commercial Banks			20,434,801
	Diversified Financial Services – 3.2%
36,800	BAC Capital Trust XII	6.875%	Baa3	812,544
35,700	BAC Capital Trust X	6.250%	Baa3	732,564
53,800	Countrywide Capital Trust IV	6.750%	Baa3	1,129,800
113,800	ING Groep N.V.	7.050%	Ba1	2,080,264
3,300	Merrill Lynch Capital Trust II	6.450%	Baa3	65,373
19,600	Merrill Lynch Capital Trust III	7.375%	Baa3	448,840
19,980	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	490,509
	Total Diversified Financial Services			5,759,894
	Diversified Telecommunication Services – 0.7%
39,609	AT&T Inc.	6.375%	A	1,049,639
600	BellSouth Capital Funding (CORTS)	7.120%	A	15,113
4,600	BellSouth Corporation (CORTS)	7.000%	A	114,856
	Total Diversified Telecommunication Services			1,179,608
	Electric Utilities – 1.6%
78,100	Entergy Texas Inc.	7.875%	BBB+	2,175,085
28,700	PPL Energy Supply LLC	7.000%	BBB	728,119
	Total Electric Utilities			2,903,204
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A	7.875%	BBB-	878,476
	Insurance – 18.1%
319,390	Aegon N.V.	6.375%	BBB	5,614,876
75,054	Allianz SE	8.375%	A+	1,902,154
188,583	Arch Capital Group Limited	8.000%	BBB-	4,754,177
92,716	Delphi Financial Group, Inc.	8.000%	BBB	2,334,589

Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Insurance (continued)
90,100	Delphi Financial Group, Inc.	7.376%		BB+	$1,779,475
108,767	EverestRe Capital Trust II	6.200%		Baa1	2,207,970
170,100	PartnerRe Limited, Series C	6.750%		BBB+	3,852,765
59,843	PLC Capital Trust III	7.500%		BBB	1,431,445
20,500	PLC Capital Trust IV	7.250%		BBB	494,665
8,500	PLC Capital Trust V	6.125%		BBB	175,525
147,963	Protective Life Corporation	7.250%		BBB	3,536,316
63,344	Prudential PLC	6.750%		A-	1,462,613
73,466	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,763,919
53,300	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	1,290,926
	Total Insurance				32,601,415
	Media – 4.2%
58,700	CBS Corporation	6.750%		BBB-	1,399,408
247,414	Viacom Inc.	6.850%		BBB	6,163,083
	Total Media				7,562,491
	Multi-Utilities – 3.5%
105,500	Dominion Resources Inc.	8.375%		BBB	2,932,900
128,000	Xcel Energy Inc.	7.600%		BBB	3,417,600
	Total Multi-Utilities				6,350,500
	Oil, Gas & Consumable Fuels – 2.6%
192,700	Nexen Inc.	7.350%		BB+	4,759,690
	Pharmaceuticals – 0.1%
6,500	Bristol Myers Squibb Company (CORTS)	6.250%		A+	164,905
	Real Estate/Mortgage – 15.6%
56,000	Developers Diversified Realty Corporation, Series G	8.000%		Ba1	1,275,680
108,611	HRPT Properties Trust, Series B	8.750%		Baa3	2,738,083
48,011	HRPT Properties Trust, Series C	7.125%		Baa3	1,093,691
21,800	Kimco Realty Corporation, Series F	6.650%		Baa2	514,262
122,736	Kimco Realty Corporation, Series G	7.750%		Baa2	3,121,176
11,100	Prologis Trust, Series G	6.750%		Baa3	218,004
109,620	Public Storage, Inc.	6.750%		Baa1	2,686,786
14,000	Public Storage, Inc., Series H	6.950%		Baa1	350,280
26,299	Public Storage, Inc., Series X	6.450%		Baa1	616,975
77,300	Public Storage, Inc., Series Y, (3)	6.850%		Baa1	1,857,619
20,600	Realty Income Corporation	6.750%		Baa2	494,606
18,272	Regency Centers Corporation	7.450%		Baa3	436,609
69,809	Regency Centers Corporation	7.250%		BBB-	1,611,192
31,800	United Dominion Realty Trust	6.750%		Baa3	732,354
150,320	Vornado Realty LP	7.875%		BBB	3,776,038
80,367	Wachovia Preferred Funding Corporation	7.250%		A-	1,859,692
209,635	Weingarten Realty Trust	8.100%		BBB	4,658,090
	Total Real Estate/Mortgage				28,041,137
	Total $25 Par (or similar) Preferred Securities (cost $128,708,364)				124,040,650
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 55.0% (42.2% of Total Investments)
	Capital Markets – 0.2%
500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	$449,933

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Commercial Banks – 27.7%
2,200		Abbey National Capital Trust I	8.963%	6/30/30	A-	$2,217,068
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,585,337
3,300		Barclays Bank PLC, 144A	7.434%	12/15/17	A-	2,970,000
1,000		Barclays Bank PLC	6.278%	12/15/34	A-	760,000
1,800		BB&T Capital Trust IV	6.820%	6/12/37	A3	1,644,750
1,400		BBVA International Unipersonal	5.919%	4/18/17	A-	1,017,835
1,000		BNP Paribas, 144A	7.195%	12/25/37	A	880,000
1,100		Credit Agricole, S.A., 144A	8.375%	12/31/49	A-	1,045,000
5,150		Credit Agricole, S.A.	9.750%	12/26/54	A-	5,304,500
1,000		First Empire Capital Trust I	8.234%	2/01/27	Baa2	929,801
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	9,438,448
500		Fulton Capital Trust I	6.290%	2/01/36	BBB-	330,442
2,400		HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB-	1,680,000
1,500		HSBC Bank PLC	0.850%	6/11/49	A	915,000
1,900		Nordea Bank AB	8.375%	3/25/15	A-	2,014,000
1,400		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	1,259,842
3,000		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	3,715,422
6,800		Societe Generale	8.750%	10/07/49	BBB+	6,863,213
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,072,313
–	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	4,237,188
		Total Commercial Banks				49,880,159
		Diversified Financial Services – 3.3%
100		JPMorgan Chase & Company	7.900%	4/30/49	BBB+	103,410
2,000		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,917,986
1,500		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,530,192
2,340		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,319,895
		Total Diversified Financial Services				5,871,483
		Diversified Telecommunication Services – 3.0%
5		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	5,483,550
		Electric Utilities – 1.4%
500		Dominion Resources Inc.	7.500%	6/30/16	BBB	493,084
2,000		FPL Group Capital Inc.	7.300%	9/01/17	BBB	1,972,700
		Total Electric Utilities				2,465,784
		Insurance – 17.9%
1,300		Allstate Corporation	6.125%	5/15/17	Baa1	1,152,125
2,300		AXA S.A., 144A	6.463%	12/14/18	Baa1	1,814,125
5,000		AXA S.A., 144A	6.379%	12/14/36	Baa1	3,968,750
34		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	2,871,939
1,200		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	969,000
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,646,500
1,700		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,555,500
3,000		Lincoln National Corporation	7.000%	5/17/66	BBB	2,527,500
3,000		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	2,895,000
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	257,876
2,500		National Financial Services Inc.	6.750%	5/15/37	Baa2	1,885,650
1,400		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	1,222,278
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,400,000
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,597,500
1,700		Prudential PLC	6.500%	6/29/49	A-	1,415,250
900		Swiss Re Capital I	6.854%	5/25/16	A-	742,500
6,000		XL Capital, Limited	6.500%	10/15/57	BBB-	4,200,000
54		ZFS Finance USA Trust V	6.500%	5/09/67	A	48,870
		Total Insurance				32,170,363

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Road & Rail - 1.5%
2,785	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	$2,659,193
	Total Capital Preferred Securities (cost $104,652,105)				98,980,465
Shares	Description (1)				Value
	Investment Companies – 4.2% (3.2% of Total Investments)
172,099	BlackRock Credit Allocation Income Trust II				$1,691,733
215,941	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,372,998
157,399	John Hancock Preferred Income Fund III				2,428,667
	Total Investment Companies (cost $10,816,114)				7,493,398
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.1% (1.7% of Total Investments)
$3,815	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10, repurchase price $3,815,095, collateralized by $3,750,000 U.S. Treasury Notes, 2.375%, due 9/30/14, value $3,895,313	0.000%	7/01/10		$3,815,095
	Total Short-Term Investments (cost $3,815,095)				3,815,095
	Total Investments (cost $247,991,678) – 130.2%				234,329,608
	Borrowings – (30.6)% (5), (6)				(55,000,000)
	Other Assets Less Liabilities – 0.4%				637,357
	Net Assets Applicable to Common Shares – 100%				$179,966,965

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade.

  (3)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (4)  Principal Amount (000) rounds to less than $1,000.

  (5)  Borrowings as a percentage of Total Investments is 23.5%.

  (6)  The Fund may pledge up to 100% of its eligible investmetns in the Portfolio of Investments as collateral for Borrowings. As of June 30, 2010, investments with a value of $134,034,448 have been pledged as collateral for Borrowings.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

  June 30, 2010 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Assets
Investments, at value (cost $670,239,402, $1,311,429,833 and $247,991,678, respectively)	$633,143,333	$1,229,295,349	$234,329,608
Cash	243,503	361,494	86,000
Receivables:
Dividends	943,061	1,700,207	246,833
Interest	2,566,477	4,817,140	993,938
Investments sold	1,718,214	8,294,485	2,365,323
Other assets	134,401	237,237	48,795
Total assets	638,748,989	1,244,705,912	238,070,497
Liabilities
Borrowings	153,375,000	289,500,000	55,000,000
Payables:
Investments purchased	3,636,391	—	1,644,809
Common share dividends	3,018,179	6,242,266	1,180,488
Accrued expenses:
Interest on borrowings	12,728	24,375	4,537
Management fees	412,331	794,631	154,491
Other	314,144	575,275	119,207
Total liabilities	160,768,773	297,136,547	58,103,532
Net assets applicable to Common shares	$477,980,216	$947,569,365	$179,966,965
Common shares outstanding	64,632,295	120,321,842	23,714,024
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$7.40	$7.88	$7.59
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$646,323	$1,203,218	$237,140
Paid-in surplus	893,248,924	1,684,817,813	327,398,615
Undistributed (Over-distribution of) net investment income	7,342,669	3,445,281	1,159,126
Accumulated net realized gain (loss)	(386,161,631)	(659,762,463)	(135,165,846)
Net unrealized appreciation (depreciation)	(37,096,069)	(82,134,484)	(13,662,070)
Net assets applicable to Common shares	$477,980,216	$947,569,365	$179,966,965
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
FundPreferred	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

  Six Months Ended June 30, 2010 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Investment Income
Dividends	$14,803,376	$29,783,915	$5,626,316
Interest	9,620,303	18,516,994	3,298,773
Total investment income	24,423,679	48,300,909	8,925,089
Expenses
Management fees	2,759,717	5,367,059	1,042,192
Shareholders' servicing agent fees and expenses	3,645	4,773	791
Interest expense on borrowings	1,000,885	1,920,790	356,439
Custodian's fees and expenses	62,268	120,347	28,751
Trustees' fees and expenses	8,811	17,440	3,308
Professional fees	21,522	29,918	5,675
Shareholders' reports – printing and mailing expenses	102,029	176,154	36,977
Stock exchange listing fees	10,949	20,884	4,540
Investor relations expense	54,403	97,782	19,486
Other expenses	4,874	5,133	4,584
Total expenses before custodian fee credit and expense reimbursement	4,029,103	7,760,280	1,502,743
Custodian fee credit	(22)	(88)	(15)
Expense reimbursement	(250,465)	(495,399)	(94,032)
Net expenses	3,778,616	7,264,793	1,408,696
Net investment income	20,645,063	41,036,116	7,516,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(3,058,808)	(9,583,248)	79,946
Change in net unrealized appreciation (depreciation) of investments and foreign currency	22,821,904	32,746,661	2,950,108
Net realized and unrealized gain (loss)	19,763,096	23,163,413	3,030,054
Net increase (decrease) in net assets applicable to Common shares from operations	$40,408,159	$64,199,529	$10,546,447

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Operations
Net investment income	$20,645,063	$40,511,264	$41,036,116	$82,528,209
Net realized gain (loss) from:
Investments and foreign currency	(3,058,808)	(138,350,977)	(9,583,248)	(269,653,346)
Interest rate swaps	—	(2,823,614)	—	(5,931,494)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	22,821,904	256,613,684	32,746,661	547,248,464
Interest rate swaps	—	2,348,600	—	4,813,203
Distributions to FundPreferred Shareholders:
From net investment income	—	(147,774)	—	(292,317)
Net increase (decrease) in net assets applicable to Common shares from operations	40,408,159	158,151,183	64,199,529	358,712,719
Distributions to Common Shareholders
From and in excess of net investment income	(18,614,101)	—	(38,984,277)	—
From net investment income	—	(37,188,166)	—	(83,758,923)
Return of capital	—	(4,357,413)	—	(4,197,409)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(18,614,101)	(41,545,579)	(38,984,277)	(87,956,332)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	310,310	—	2,220,602
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	310,310	—	2,220,602
Net increase (decrease) in net assets applicable to Common shares	21,794,058	116,915,914	25,215,252	272,976,989
Net assets applicable to Common shares at the beginning of period	456,186,158	339,270,244	922,354,113	649,377,124
Net assets applicable to Common shares at the end of period	$477,980,216	$456,186,158	$947,569,365	$922,354,113
Undistributed (Over-distribution of) net investment income at the end of period	$7,342,669	$5,311,707	$3,445,281	$1,393,442

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Quality Preferred Income 3 (JHP)
	Six Months Ended 6/30/10	Year Ended 12/31/09
Operations
Net investment income	$7,516,393	$14,940,000
Net realized gain (loss) from:
Investments and foreign currency	79,946	(41,942,712)
Interest rate swaps	—	(1,522,105)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	2,950,108	97,506,634
Interest rate swaps	—	1,294,639
Distributions to FundPreferred Shareholders:
From net investment income	—	(40,469)
Net increase (decrease) in net assets applicable to Common shares from operations	10,546,447	70,235,987
Distributions to Common Shareholders
From and in excess of net investment income	(7,256,491)	—
From net investment income	—	(13,719,498)
Return of capital	—	(1,810,986)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,256,491)	(15,530,484)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	101,319
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	101,319
Net increase (decrease) in net assets applicable to Common shares	3,289,956	54,806,822
Net assets applicable to Common shares at the beginning of period	176,677,009	121,870,187
Net assets applicable to Common shares at the end of period	$179,966,965	$176,677,009
Undistributed (Over-distribution of) net investment income at the end of period	$1,159,126	$899,224

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CASH FLOWS

  Six Months Ended June 30, 2010 (Unaudited)

See accompanying notes to financial statements.

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$40,408,159	$64,199,529	$10,546,447
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(65,269,076)	(182,615,340)	(35,994,575)
Proceeds from sales and maturities of investments	54,525,439	162,241,015	31,236,905
Proceeds from (Purchases of) short-term investments, net	3,756,004	21,293,481	5,794,200
Proceeds from (Payments for) closed foreign currency spot contracts	(11,137)	(30,489)	(5,455)
Amortization (Accretion) of premiums and discounts, net	90,273	155,140	6,301
(Increase) Decrease in receivable for dividends	130,002	263,451	266,595
(Increase) Decrease in receivable for interest	23,434	(531,785)	(197,668)
(Increase) Decrease in receivable for investments sold	(1,706,338)	(8,213,182)	(2,359,385)
(Increase) Decrease in other assets	(20,608)	(40,155)	(7,693)
Increase (Decrease) in payable for investments purchased	3,636,391	(518,383)	(113,062)
Increase (Decrease) in accrued interest on borrowings	(2,733)	(5,334)	(966)
Increase (Decrease) in accrued management fees	2,376	(4,887)	13,801
Increase (Decrease) in accrued other liabilities	36,331	65,851	5,083
Net realized (gain) loss from investments and foreign currency	3,058,808	9,583,248	(79,946)
Change in net unrealized (appreciation) depreciation of investments and foreign currency	(22,821,904)	(32,746,661)	(2,950,108)
Net cash provided by (used in) operating activities	15,835,421	33,095,499	6,160,474
Cash Flows from Financing Activities:
Cash distributions paid to Common shareholders	(15,595,922)	(32,742,011)	(6,076,003)
Net cash provided by (used in) financing activities	(15,595,922)	(32,742,011)	(6,076,003)
Net Increase (Decrease) in Cash	239,499	353,488	84,471
Cash at the beginning of period	4,004	8,006	1,529
Cash at the End of Period	$243,503	$361,494	$86,000

Supplemental Disclosure of Cash Flow Information

Cash paid for interest on borrowings was $1,003,618, $1,926,124 and $357,405 for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding Common share New York Stock Exchange ("NYSE") symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Quality Preferred Income's (JTP) investment objective is high current income consistent with capital preservation. The Fund's secondary investment objective is to enhance portfolio value. The Fund invests at least 80% of its managed assets in taxable preferred securities, that, at the time of investment, are rated investment grade (Baa/BBB or better). The Fund may invest up to 20% of its managed assets in debt securities, including convertibles, rated investment grade at the time of investment.

Quality Preferred Income 2's (JPS) and Quality Preferred Income 3's (JHP) investment objective is high current income consistent with capital preservation. Each Fund's secondary investment objective is to enhance portfolio value. Each Fund invests at least 80% of its net assets in preferred securities; up to 20% of its net assets in debt securities, including convertible debt securities and convertible preferred securities; and 100% of each Fund's total assets in securities that, at the time of investment, are investment grade quality (BBB/Baa or better), which may include up to 10% in securities that are rated investment grade by at least one nationally recognized statistical rating organization and lower by another.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and ask prices.

Prices of fixed-income securities and interest rate swaps are provided by a pricing service approved by the Funds' Board of Trustees. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. These securities are generally classified as Level 2. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. These securities are generally classified as Level 2. Highly rated zero coupon fixed-income securities, like U.S. Treasury Bills, issued with maturities of one year or less, are valued using the amortized cost method when 60 days or less remain until maturity. With amortized cost, any discount or premium is amortized each day, regardless of the impact of fluctuating rates on the market value of the security. These securities will generally be classified as Level 1 or Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At June 30, 2010, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Nuveen Investments

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Fund during the fiscal year December 31, 2009, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2010, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income" as of June 30, 2010, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income.

FundPreferred Shares

The Funds are authorized to issue FundPreferred Shares. As of December 31, 2009, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) redeemed all of their outstanding FundPreferred shares, at liquidation values of $440,000,000, $800,000,000 and $166,000,000, respectively.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that each Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend and interest income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates are recognized as a component of "Net realized gain (loss) from investments and foreign currency" and "Change in net unrealized appreciation (depreciation) of investments and foreign currency" on the Statement of Operations, when applicable.

Interest Rate Swaps

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in interest rate swap transactions in an attempt to manage such risk. Each Fund's use of interest rate swap contracts is intended to synthetically convert certain Fund positions in fixed-rate securities effectively into adjustable rate instruments and thereby shorten the average interest rate reset time and duration of each Fund's portfolio of investments. Interest rate swap contracts involve each Fund's agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. The amount of the payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Each Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on interest rate swap contracts on a daily basis, and recognizes the daily change in the market value of the Fund's contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on interest rate swaps" with the change during the fiscal period recognized on the Statement of Operations as "Change in net unrealized appreciation (depreciation) of interest rate swaps." Once periodic payments are settled in cash, the net amount is recognized as "Net realized gain (loss) from interest rate swaps" on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of interest rate swap contracts. For tax purposes, periodic payments are treated as ordinary income or expense. The Funds did not invest in interest rate swap contracts during the six months ended June 30, 2010.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments

2. Fair Value Measurements

In determining the value of the Funds' investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of June 30, 2010:

Quality Preferred Income (JTP)	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$305,673,594	$299,116,902	$—	$604,790,496
Corporate Bonds	—	3,115,189	—	3,115,189
Investment Companies	15,024,445	—	—	15,024,445
Short-Term Investments	10,213,203	—	—	10,213,203
Total	$330,911,242	$302,232,091	$—	$633,143,333
Quality Preferred Income 2 (JPS)	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$596,024,250	$566,139,289	$—	$1,162,163,539
Corporate Bonds	—	7,961,194	—	7,961,194
Investment Companies	35,503,804	—	—	35,503,804
Short-Term Investments	23,666,812	—	—	23,666,812
Total	$655,194,866	$574,100,483	$—	$1,229,295,349
Quality Preferred Income 3 (JHP)	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$111,109,867	$111,911,248	$—	$223,021,115
Investment Companies	7,493,398	—	—	7,493,398
Short-Term Investments	3,815,095	—	—	3,815,095
Total	$122,418,360	$111,911,248	$—	$234,329,608

*  Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of each Fund's Level 3 investments held at the beginning and end of the measurement period:

	Quality Preferred Income (JTP) Level 3 Corporate Bonds	Quality Preferred Income 2 (JPS) Level 3 Corporate Bonds	Quality Preferred Income 3 (JHP) Level 3 Corporate Bonds
Balance at the beginning of period	$5,125,000	$6,150,000	$2,050,000
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	56,250	24,875	(4,625)
Net purchases at cost (sales at proceeds)	—	1,182,500	752,500
Net discounts (premiums)	—	—	—
Net transfers in to (out of) at end of period fair value	(5,181,250)	(7,357,375)	(2,797,875)
Balance at the end of period	$—	$—	$—

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended June 30, 2010.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fund Shares

Common Shares

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)		Quality Preferred Income 3 (JHP)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Common shares issued to shareholders due to reinvestment of distributions	—	64,645	—	409,462	—	18,863

FundPreferred Shares

Transactions in FundPreferred shares were as follows:

	Quality Preferred Income (JTP)				Quality Preferred Income 2 (JPS)
	Six Months Ended 6/30/10		Year Ended 12/31/09		Six Months Ended 6/30/10		Year Ended 12/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
FundPreferred shares redeemed:
Series M	N/A	N/A	519	$12,975,000	N/A	N/A	780	$19,500,000
Series T	N/A	N/A	519	12,975,000	N/A	N/A	780	19,500,000
Series T2	N/A	N/A	—	—	N/A	N/A	650	16,250,000
Series W	N/A	N/A	519	12,975,000	N/A	N/A	780	19,500,000
Series TH	N/A	N/A	519	12,975,000	N/A	N/A	780	19,500,000
Series TH2	N/A	N/A	—	—	N/A	N/A	650	16,250,000
Series F	N/A	N/A	519	12,975,000	N/A	N/A	780	19,500,000
Total	N/A	N/A	2,595	$64,875,000	N/A	N/A	5,200	$130,000,000

	Quality Preferred Income 3 (JHP)
	Six Months Ended 6/30/10		Year Ended 12/31/09
	Shares	Amount	Shares	Amount
FundPreferred shares redeemed:
Series M	N/A	N/A	362	$9,050,000
Series TH	N/A	N/A	362	9,050,000
Total	N/A	N/A	724	$18,100,000

N/A-Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) redeemed all $440,000,000, $800,000,000 and $166,000,000, respectively, of their outstanding FundPreferred shares as of December 31, 2009.

Nuveen Investments

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended June 30, 2010, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Purchases	$65,269,076	$182,615,340	$35,994,575
Sales and maturities	54,525,439	162,241,015	31,236,905

6. Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cost of investments	$670,812,335	$1,314,905,987	$248,443,353
Gross unrealized:
Appreciation	$12,361,923	$24,242,212	$5,949,076
Depreciation	(50,030,925)	(109,852,850)	(20,062,821)
Net unrealized appreciation (depreciation) of investments	$(37,669,002)	$(85,610,638)	$(14,113,745)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2009, the Funds' last tax year end, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Undistributed net ordinary income *	$—	$—	$—
Undistributed net long-term capital gains	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2009, paid on August 3, 2009.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Distributions from net ordinary income *	$53,683,205	$104,844,629	$17,613,692
Distributions from net long-term capital gains	—	—	—
Return of capital	4,357,413	4,197,409	1,810,986

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

At July 31, 2009, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Expiration:
July 31, 2011	$16,197,046	$—	$—
July 31, 2015	1,000,781	—	1,054,637
July 31, 2016	14,951,415	19,410,408	8,151,820
July 31, 2017	185,142,331	307,494,854	77,582,335
Total	$217,291,573	$326,905,262	$86,788,792

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through July 31, 2009, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Post-October capital losses	$137,887,480	$250,776,457	$37,348,709
Post-October currency losses	—	—	43,701

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000

Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets, include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of June 30, 2010, the complex-level fee rate was .1857%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending June 30,			Year Ending June 30,
2002	*	.32%	2007	.32%
2003		.32	2008	.24
2004		.32	2009	.16
2005		.32	2010	.08
2006		.32

*  From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,			Year Ending September 30,
2002	*	.32%	2007	.32%
2003		.32	2008	.24
2004		.32	2009	.16
2005		.32	2010	.08
2006		.32

*  From the commencement of operations.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending December 31,			Year Ending December 31,
2002	*	.32%	2007	.32%
2003		.32	2008	.24
2004		.32	2009	.16
2005		.32	2010	.08
2006		.32

*  From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

8. Borrowing Arrangements

Quality Preferred Income (JTP) has entered into a $155 million committed facility agreement with BNP Paribas Prime Brokerage, Inc. ("BNP"). As of June 30, 2010, the Fund's outstanding balance on this facility was $153,375,000. For the six months ended June 30, 2010, the average daily balance outstanding and average interest rate on these borrowings were $153,375,000 and 1.32%, respectively.

Quality Preferred Income 2 (JPS) has entered into a $300 million committed facility agreement with BNP. As of June 30, 2010, the Fund's outstanding balance on this facility was $289,500,000. For the six months ended June 30, 2010, the average daily balance outstanding and average interest rate on these borrowings were $289,500,000 and 1.34%, respectively.

Quality Preferred Income 3 (JHP) has entered into a $55 million committed facility agreement with BNP. As of June 30, 2010, the Fund's outstanding balance on this facility was $55,000,000. For the six months ended June 30, 2010, the average daily balance outstanding and average interest rate on these borrowings were $55,000,000 and 1.31%, respectively.

In order to maintain these borrowing facilities, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in the Funds' Portfolios of Investments.

Interest on these borrowings is charged at 3-Month London Inter-Bank Offered Rate (LIBOR) plus .95% on the amounts borrowed and .85% on the undrawn balances.

Amounts borrowed on these facilities are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on each Fund's amount borrowed and undrawn balance are recognized as "Interest expense on borrowings" on the Statement of Operations.

9. New Accounting Standards

Fair Value Measurements

On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments

10. Subsequent Events

Other Matters

As discussed in the Portfolio Managers' Comments section of this report, lawsuits pursuing claims made in the demand letter alleging that the Funds' Board of Trustees breached their fiduciary duties related to the redemption at par of the Funds' FundPreferred shares had been filed on behalf of shareholders of the Funds, against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Funds. Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. The Funds believe that these lawsuits will not have a material effect on the Funds or on the Adviser's ability to serve as investment adviser to the Funds.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

			Investment Operations					Less Distributions
		Beginning Common Share Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to FundPreferred Share- holders(b)	Distributions from Capital Gains to FundPreferred Share- holders(b)	Total	Net Investment Income to Common Share- holders		Capital Gains to Common Share- holders	Return of Capital to Common Share- holders	Total
Quality Preferred Income (JTP)
Year ended 12/31:
2010	(g)	$7.06	$.32	$.31	$—	$—	$0.63	$(.29	)***	$—	$—	$(.29)
2009		5.25	.63	1.82	— **	—	2.45	(.57)		—	(.07)	(.64)
2008		11.06	1.10	(5.81)	(.19)	—	(4.90)	(.90)		—	(.01)	(.91)
2007		14.10	1.29	(2.96)	(.35)	—	(2.02)	(.93)		—	(.09)	(1.02)
2006		14.20	1.28	.02	(.32)	—	.98	(1.08)		—	—	(1.08)
2005		14.92	1.30	(.68)	(.21)	—	.41	(1.13)		—	—	(1.13)
Quality Preferred Income 2 (JPS)
Year ended 12/31:
2010	(g)	7.67	.34	.19	—	—	.53	(.32	)***	—	—	(.32)
2009		5.42	.69	2.29	— **	—	2.98	(.70)		—	(.03)	(.73)
2008		11.57	1.18	(6.18)	(.18)	—	(5.18)	(.97)		—	—	(.97)
2007		14.66	1.34	(2.96)	(.34)	(.01)	(1.97)	(1.04)		(.04)	(.04)	(1.12)
2006		14.77	1.33	(.01)	(.31)	—	1.01	(1.12)		—	—	(1.12)
2005		15.66	1.34	(.69)	(.18)	(.02)	.45	(1.16)		(.18)	—	(1.34)
Quality Preferred Income 3 (JHP)
Year ended 12/31:
2010	(g)	7.45	.32	.13	—	—	.45	(.31	)***	—	—	(.31)
2009		5.14	.63	2.34	— **	—	2.97	(.58)		—	(.08)	(.66)
2008		11.02	1.08	(5.85)	(.19)	—	(4.96)	(.90)		—	(.02)	(.92)
2007		14.22	1.31	(3.09)	(.37)	—	(2.15)	(.95)		—	(.10)	(1.05)
2006		14.29	1.31	.05	(.33)	—	1.03	(1.09)		—	(.01)	(1.10)
2005		15.15	1.32	(.70)	(.21)	(.01)	.40	(1.17)		(.09)	—	(1.26)

(a)  Per share Net Investment Income is calculated using the average daily shares method.

(b)  The amounts shown are based on Common Share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  • Ratios do not reflect the effect of dividend payments to FundPreferred shareholders, where applicable.

  • Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to FundPreferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of interest expense paid on borrowings as shown in the following table:

Nuveen Investments

						Ratios/Supplemental Data
				Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)
		Ending Common Share Net Asset Value	Ending Market Value	Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
Quality Preferred Income (JTP)
Year ended 12/31:
2010	(g)	$7.40	$7.16	13.56%	8.80%	$477,980	1.70	%*	8.60	%*	1.59	%*	8.71	%*	9%
2009		7.06	6.57	53.05	51.85	456,186	1.86		11.04		1.71		11.19		29
2008		5.25	4.86	(47.05)	(46.97)	339,270	2.01		11.65		1.67		11.99		24
2007		11.06	10.33	(24.60)	(15.32)	713,945	1.54		9.43		1.11		9.86		32
2006		14.10	14.84	29.51	7.26	909,608	1.50		8.70		1.02		9.18		34
2005		14.20	12.40	(3.69)	2.89	915,598	1.49		8.47		1.02		8.94		19
Quality Preferred Income 2 (JPS)
Year ended 12/31:
2010	(g)	7.88	7.51	8.09	7.11	947,569	1.63	*	8.52	*	1.53	*	8.62	*	13
2009		7.67	7.25	63.90	61.22	922,354	1.82		11.27		1.64		11.45		27
2008		5.42	5.04	(47.49)	(47.58)	649,377	1.96		12.02		1.59		12.39		18
2007		11.57	10.81	(22.24)	(14.32)	1,386,125	1.45		9.35		1.00		9.80		31
2006		14.66	15.12	27.75	7.09	1,753,392	1.42		8.72		.95		9.19		34
2005		14.77	12.80	(2.06)	3.01	1,765,543	1.40		8.32		.94		8.78		17
Quality Preferred Income 3 (JHP)
Year ended 12/31:
2010	(g)	7.59	7.29	9.35	6.14	179,967	1.66	*	8.22	*	1.56	*	8.33	*	14
2009		7.45	6.95	54.50	63.23	176,677	1.87		10.56		1.66		10.77		35
2008		5.14	5.08	(45.66)	(48.00)	121,870	2.00		11.51		1.60		11.91		30
2007		11.02	10.51	(23.61)	(16.01)	261,081	1.60		9.38		1.10		9.87		35
2006		14.22	14.92	25.00	7.49	336,540	1.56		8.81		1.08		9.29		39
2005		14.29	12.92	(2.16)	2.88	337,858	1.54		8.48		1.07		8.96		16

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares(f)			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares(f)			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares(f)
Quality Preferred Income (JTP)			Quality Preferred Income 2 (JPS)			Quality Preferred Income 3 (JHP)
Year Ended 12/31:			Year Ended 12/31:			Year Ended 12/31:
2010(g)	.42	%*	2010(g)	.40	%*	2010(g)	.39	%*
2009	.61		2009	.59		2009	.59
2008	.26		2008	.30		2008	.20
2007	—		2007	—		2007	—
2006	—		2006	—		2006	—
2005	—		2005	—		2005	—

(e)  After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable. As of June 30, 2010, the Adviser is no longer reimbursing Quality Preferred Income (JTP) for any fees and expenses.

(f)  Borrowings Interest Expense includes amortization of borrowing costs. Borrowing costs were fully amortized and expensed as of December 31, 2009.

(g)  For the six months ended June 30, 2010.

*  Annualized.

**  Rounds to less than $.01 per share.

***  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited) (continued)

		FundPreferred Shares at End of Period			Borrowings at End of Period
		Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Quality Preferred Income (JTP)
Year Ended 12/31:
2010	(g)	$—	$—	$—	$153,375	$4,116
2009		—	—	—	153,375	3,974
2008		64,875	25,000	155,740	86,500	5,672
2007		440,000	25,000	65,565	—	—
2006		440,000	25,000	76,682	—	—
2005		440,000	25,000	77,023	—	—
Quality Preferred Income 2 (JPS)
Year Ended 12/31:
2010	(g)	—	—	—	289,500	4,273
2009		—	—	—	289,500	4,186
2008		130,000	25,000	149,880	165,200	5,718
2007		800,000	25,000	68,316	—	—
2006		800,000	25,000	79,794	—	—
2005		800,000	25,000	80,173	—	—
Quality Preferred Income 3 (JHP)
Year Ended 12/31:
2010	(g)	—	—	—	55,000	4,272
2009		—	—	—	55,000	4,212
2008		18,100	25,000	193,329	33,000	5,242
2007		166,000	25,000	64,319	—	—
2006		166,000	25,000	75,684	—	—
2005		166,000	25,000	75,882	—	—

(g)  For the six months ended June 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments

Annual Investment Management
Agreement Approval Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser (including sub-advisers) will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "Independent Board Members"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the "May Meeting"), the Boards of Trustees (each, a "Board," and each Trustee, a "Board Member") of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory and sub-advisory agreements for the Funds for an additional one-year period. These agreements include the investment advisory agreements between Nuveen Asset Management ("NAM") and each Fund and the sub-advisory agreements between NAM and Spectrum Asset Management, Inc. (the "Sub-Adviser"). In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the "April Meeting"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the applicable advisory agreements (each, an "Investment Management Agreement") and sub-advisory agreements (each, a "Sub-advisory Agreement," and each Investment Management Agreement and Sub-advisory Agreement, an "Advisory Agreement"), the Independent Board Members reviewed a broad range of information relating to the Funds, NAM and the Sub-Adviser (NAM and the Sub-Adviser are each a "Fund Adviser"), including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the respective Fund Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Fund Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen's efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Fund Adviser's investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

Nuveen Investments

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered NAM's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures.

The Independent Board Members also considered NAM's oversight of the performance, business activities and compliance of the Sub-Adviser. In that regard, the Independent Board Members reviewed an evaluation of the Sub-Adviser from NAM. The evaluation also included information relating to the Sub-Adviser's organization, operations, personnel, assets under management, investment philosophy, strategies and techniques in managing the Funds, developments affecting the Sub-Adviser, and an analysis of the Sub-Adviser. As described in further detail below, the Board also considered the performance of the Funds. In addition, the Board recognized that the Sub-advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds. As part of their oversight, the Independent Board Members also continued their program of seeking to visit each sub-adviser to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Independent Board Members noted that NAM recommended the renewal of the Sub-advisory Agreements and considered the basis for such recommendations.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the respective Investment Management Agreement or Sub-advisory Agreement, as applicable, were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund's historic investment performance as well as information comparing the Fund's performance information with that of other funds (the "Performance Peer Group") based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the performance information the Board reviewed included the Fund's total return information compared to the returns of its Performance Peer Group and recognized and/or customized benchmarks for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. Moreover, the Board reviewed the peer ranking of the Nuveen funds sub-advised by the Sub-Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

the funds, thereby limiting the usefulness of comparing a fund's performance with that of its Performance Peer Group.

Based on their review, the Independent Board Members determined that each Fund's investment performance over time had been satisfactory. The Independent Board Members noted that although the performance of the Nuveen Quality Preferred Income Fund (the "Preferred Income Fund") and the Nuveen Quality Preferred Income Fund 3 (the "Preferred Income Fund 3") lagged their respective peers somewhat in the longer periods, the performance had improved in the one-year period, performing in the first or second quartile. They further noted that the performance of the Nuveen Quality Preferred Income Fund 2 (the "Preferred Income Fund 2") over time was satisfactory compared to peers, falling within the second or third quartile over various periods. The Funds also outperformed their benchmarks for the one-year period.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the "Peer Universe") and in certain cases, to a more focused subset of funds in the Peer Universe (the "Peer Group") and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and the differences in the type and use of leverage may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). The Independent Board Members noted that the Preferred Income Fund 2 had net management fees and/or a net expense ratio below, at or near (within 5 basis points or less) the peer average of its Peer Group or Peer Universe. They further noted that the Preferred Income Fund and the Preferred Income Fund 3 each had an advisory fee above its respective Peer Group average, but a net expense ratio near its respective Peer Group average.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees were

Nuveen Investments

reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts), foreign investment funds offered by Nuveen and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Adviser, the Independent Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members noted that such fees were the result of arm's-length negotiations.

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided. The Independent Board Members also considered the Sub-Adviser's revenues, expenses and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time to time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio.

Nuveen Investments

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of NAM for serving as agent at Nuveen's trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether each Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions. With respect to the Sub-Adviser, the Board noted that the Sub-Adviser does not direct trades through non-affiliated broker-dealers and therefore does not have any brokerage to provide in order to receive research or related services on a soft dollar basis. The Sub-Adviser, however, may from time to time receive research from various firms with which it transacts client business, but it has no arrangements with these firms and clients do not pay higher commissions to receive such research. The Sub-Adviser also serves as its own broker for portfolio transactions for the Nuveen funds it advises and therefore may receive some indirect compensation.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with a Fund were reasonable and within acceptable parameters.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Investment Management Agreements and Sub-advisory Agreements are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Investment Management Agreements and the Sub-advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on

Nuveen Investments

Reinvest Automatically
Easily and Conveniently (continued)

open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Current Distribution Rate (also known as Market Yield, Dividend Yield or Current Yield): Current distribution rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price.

•  Net Asset Value (NAV): A Fund's NAV per common share is calculated by subtracting the liabilities of the Fund (including any debt and preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

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Notes

Nuveen Investments

Other Useful Information

Board of Trustees

John P. Amboian

Robert P. Bremner

Jack B. Evans

William C. Hunter

David J. Kundert

William J. Schneider

Judith M. Stockdale

Carole E. Stone

Terence J. Toth

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Distribution Information

The following federal income tax information is provided with respect to the Funds' distributions paid during the taxable year ended July 31, 2010. The Funds hereby designate their amounts, (or the maximum amount eligible), as dividends qualifying for the 70% dividends received deduction ("DRD") for corporations and their amounts, (or the maximum amount eligible), as qualified dividend income ("QDI") for individuals under Section 1(h)(11) of the Internal Revenue Code as shown in the accompanying table. The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.

Fund	DRD	QDI
Nuveen Quality Preferred Income Fund (JTP)	$4,435,557	$16,497,964
Nuveen Quality Preferred Income Fund 2 (JPS)	$8,853,641	$33,625,724
Nuveen Quality Preferred Income Fund 3 (JHP)	$1,991,620	$6,654,229

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
JTP	–

JPS	–

JHP	–

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on June 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

ESA-E-0610D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 8, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 8, 2010